Shareholders' Equity (Details) - Schedule of outstanding options granted	12 Months Ended
Dec. 31, 2022 $ / shares shares
Option [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	534,826
Options exercisable	470,710
Option [Member] | October 2013 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	5,719
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5.06
Options exercisable	5,719
Exercisable	October 2023
Option [Member] | September 2014 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	5,719
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5.06
Options exercisable	5,719
Exercisable	September 2024
Option [Member] | April 2016 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	5,975
Average Exercise price per share (in Dollars per share) | $ / shares	$ 3.1
Options exercisable	5,975
Exercisable	April 2026
Option [Member] | December 2016 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	7,170
Average Exercise price per share (in Dollars per share) | $ / shares	$ 3.93
Options exercisable	7,170
Exercisable	December 2026
Option [Member] | June 2017 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	197,722
Average Exercise price per share (in Dollars per share) | $ / shares	$ 4.1
Options exercisable	197,722
Exercisable	June 2027
Option [Member] | November 2017 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	17,925
Average Exercise price per share (in Dollars per share) | $ / shares	$ 7.7
Options exercisable	17,925
Exercisable	November 2027
Option [Member] | August 2019 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	71,700
Average Exercise price per share (in Dollars per share) | $ / shares	$ 8.18
Options exercisable	71,700
Exercisable	August 2029
Option [Member] | June 2020 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	64,530
Average Exercise price per share (in Dollars per share) | $ / shares	$ 6.62
Options exercisable	53,724
Exercisable	June 2030
Option [Member] | April 2021 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	62,741
Average Exercise price per share (in Dollars per share) | $ / shares	$ 9.57
Options exercisable	62,741
Exercisable	April 2031
Option [Member] | August 2021 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	15,000
Average Exercise price per share (in Dollars per share) | $ / shares	$ 8.13
Options exercisable	6,206
Exercisable	August 2031
Option [Member] | December 2021 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	10,000
Average Exercise price per share (in Dollars per share) | $ / shares	$ 6.8
Options exercisable	3,300
Exercisable	December 2031
Option [Member] | May 2022 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	65,625
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5
Options exercisable	32,809
Exercisable	May 2032
Option [Member] | November 2022 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	5,000
Average Exercise price per share (in Dollars per share) | $ / shares	$ 1.05
Exercisable	November 2032
Warrant [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	413,263
Options exercisable	413,263
Warrant [Member] | August 2019 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	200,596
Average Exercise price per share (in Dollars per share) | $ / shares	$ 15.95
Options exercisable	200,596
Exercisable	August 2023
Warrant [Member] | September 2020 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	17,925
Average Exercise price per share (in Dollars per share) | $ / shares	$ 16
Options exercisable	17,925
Exercisable	September 2024
Warrant [Member] | April 2022 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	155,794
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5.14
Options exercisable	155,794
Exercisable	April 2029
Warrant [Member] | July 2022 [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	38,948
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5.14
Options exercisable	38,948
Exercisable	April 2029